September 1, 2006

Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, DC 20549
RE:	DREYFUS INSURED MUNICIPAL BOND FUND, INC.
Registration Statement File Nos. 811-4237, 2-96008
CIK No. 763897

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 27 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 25, 2006.

Please address any comments or questions to the attention of the undersigned at (212) 922-6817.

Very truly yours, /s/ Melissa Gonzalez Melissa Gonzalez

Enc.